Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 79.12%
BANK LOANS — 8.56%*
Consumer Discretionary — 1.49%
City Brewing Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.32% 04/05/28
1
$ 12,449 $ 8,217
Hanesbrands, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.55% 03/08/30
1
4,988 5,012
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
1
12,000 9,639
New Trojan Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.36%)
8.46% - 8.47% 01/06/28
1
11,946 6,746
29,614
Entertainment — 0.39%
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 10.10%)
15.19% - 15.24% 09/07/23
1,2
7,747 7,841
Food — 0.54%
Sovos Brands Intermediate, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.77% 06/08/28
1
10,777 10,700
Health Care — 0.54%
Cano Health, LLC,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.20% 11/23/27
1
12,741 10,771
Industrials — 2.31%
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.05% 03/20/25
1
4,476 4,150
Protective Industrial Products, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.19% 12/29/27
1
12,772 12,197
SPX flow, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.60%)
9.58% 04/05/29
1
6,536 6,467
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.23% 05/30/24
1
16,690 12,553
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.24% 08/12/24
1
$ 12,309 $ 10,574
45,941
Information Technology — 1.17%
Magenta Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
10.03% 07/27/28
1
12,805 9,684
MH Sub I LLC,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.35% 04/25/28
1
3,082 2,961
Open Text Corp.,
Term Loan, 1st Lien (Canada)
(SOFR plus 3.60%)
8.74% 01/31/30
1,2
10,448 10,506
23,151
Materials — 1.02%
Geon Performance Solutions, LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
10.04% 08/18/28
1
12,773 12,617
Iris Holding, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
9.90% 06/28/28
1
3,970 3,381
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 4.75%)
9.72% - 9.73% 10/15/25
1
5,500 4,363
20,361
Retail — 0.74%
Tacala Investment Corp.,
Term Loan B, 2nd Lien
(LIBOR plus 7.50%)
12.69% 02/04/28
1
15,500 14,686
Services — 0.36%
Neptune Bidco U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.10%)
10.00% 04/11/29
1
8,000 7,070
Total Bank Loans
(Cost $183,119) 170,135
CORPORATES — 61.77%*
Banking — 2.31%
Bank of America Corp.,
Series RR
4.38%
3,4
6,000 5,195

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Bank of New York Mellon Corp. (The),
Series I
3.75%
3,4
$ 6,000 $ 4,924
U.S. Bancorp
3.70%
3,4
14,000 10,339
UBS Group AG
(Switzerland)
6.37% 07/15/26
2,3,5
5,000 4,972
6.54% 08/12/33
2,3,5
20,000 20,558
45,988
Communications — 13.49%
Altice France SA
(France)
5.13% 01/15/29
2,5
13,000 9,230
5.50% 10/15/29
2,5
11,000 7,923
8.13% 02/01/27
2,5
6,000 5,257
Cable One, Inc.
4.00% 11/15/30
5
21,000 16,485
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 08/15/30
5
29,000 24,183
4.75% 03/01/30
5
6,000 5,136
Cogent Communications Group, Inc.
7.00% 06/15/27
5
4,000 3,874
CommScope, Inc.
4.75% 09/01/29
5
7,000 5,530
Consolidated Communications, Inc.
6.50% 10/01/28
5
7,000 5,530
CSC Holdings LLC
6.50% 02/01/29
5
30,000 24,281
7.50% 04/01/28
5
17,000 9,716
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
5,6,7
22,000 756
DISH DBS Corp.
5.13% 06/01/29 9,000 4,253
5.25% 12/01/26
5
10,000 8,040
DISH Network Corp.
11.75% 11/15/27
5
3,000 2,938
Frontier Communications Holdings LLC
5.00% 05/01/28
5
8,000 6,908
6.75% 05/01/29
5
6,000 4,661
8.63% 03/15/31
5
6,000 5,810
Gray Escrow II, Inc.
5.38% 11/15/31
5
14,000 9,348
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
2,5
22,000 20,009
Level 3 Financing, Inc.
4.25% 07/01/28
5
5,000 3,233
10.50% 05/15/30
5
19,000 19,332
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
5
8,000 7,080
Scripps Escrow II, Inc.
5.38% 01/15/31
5
10,000 7,065
Scripps Escrow, Inc.
5.88% 07/15/27
5
6,000 4,890
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Sirius XM Radio, Inc.
3.88% 09/01/31
5
$ 15,000 $ 11,614
Vmed O2 UK Financing I PLC
(United Kingdom)
4.75% 07/15/31
2,5
14,000 11,585
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
2,5
16,000 12,937
Zayo Group Holdings, Inc.
4.00% 03/01/27
5
15,000 10,611
268,215
Consumer Discretionary — 3.30%
Central Garden & Pet Co.
4.13% 04/30/31
5
5,000 4,129
Everi Holdings, Inc.
5.00% 07/15/29
5
5,000 4,400
Hilton Domestic Operating Co., Inc.
3.63% 02/15/32
5
15,000 12,520
Triton Water Holdings, Inc.
6.25% 04/01/29
5
19,000 16,346
WarnerMedia Holdings, Inc.
5.14% 03/15/52 20,000 16,321
Wyndham Hotels & Resorts, Inc.
4.38% 08/15/28
5
13,000 11,888
65,604
Consumer Products — 0.24%
Newell Brands, Inc.
6.00% 04/01/46 6,000 4,754
Diversified REITs — 0.49%
VICI Properties LP/VICI Note Co., Inc.
5.75% 02/01/27
5
10,000 9,824
Electric — 0.09%
Pike Corp.
5.50% 09/01/28
5
2,000 1,798
Energy — 5.46%
Energy Transfer LP,
Series B
6.63%
3,4
22,000 16,914
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 16,000 14,875
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
5
7,000 6,902
SM Energy Co.
6.50% 07/15/28 13,000 12,523
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 12,000 10,406
Transocean Titan Financing Ltd.
(Cayman Islands)
8.38% 02/01/28
2,5
13,000 13,276
Venture Global Calcasieu Pass LLC
4.13% 08/15/31
5
39,000 33,668
108,564

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Entertainment — 0.53%
Banijay Entertainment SASU
(France)
5.38% 03/01/25
2,5
$ 8,000 $ 7,849
Cinemark USA, Inc.
5.25% 07/15/28
5
3,000 2,655
10,504
Finance — 2.67%
American Express Co.,
Series D
3.55%
3,4
7,000 5,859
Charles Schwab Corp. (The)
Series K
5.00%
3,4
9,000 7,564
GGAM Finance Ltd.
(Cayman Islands)
8.00% 06/15/28
2,5
7,000 7,021
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 7,000 5,513
5.25% 05/15/27 2,000 1,729
6.25% 05/15/26 2,000 1,824
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
5
19,000 16,405
JPMorgan Chase & Co.,
Series KK
3.65%
3,4
8,000 7,061
52,976
Food — 5.46%
B&G Foods, Inc.
5.25% 04/01/25 4,000 3,838
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
5
2,000 1,823
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
5
6,000 2,378
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
2,5
20,000 16,542
5.75% 04/01/33
2,5
15,000 14,158
Pilgrim's Pride Corp.
3.50% 03/01/32 30,000 23,929
5.88% 09/30/27
5
20,000 19,764
6.25% 07/01/33 11,000 10,715
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
5
19,000 15,399
108,546
Gaming — 0.14%
Penn Entertainment, Inc.
5.63% 01/15/27
5
3,000 2,809
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care — 9.75%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
2,5
$ 13,000 $ 13,048
Bausch Health Cos., Inc.
(Canada)
14.00% 10/15/30
2,5
1,000 600
Cano Health LLC
6.25% 10/01/28
5
11,000 6,895
Catalent Pharma Solutions, Inc.
5.00% 07/15/27
5
22,000 20,213
Centene Corp.
2.63% 08/01/31 7,000 5,596
3.00% 10/15/30 5,000 4,171
4.25% 12/15/27 33,000 30,885
Embecta Corp.
6.75% 02/15/30
5
12,000 10,920
Fortrea Holdings, Inc.
7.50% 07/01/30
5
3,000 3,073
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
2,5
9,000 7,818
HCA, Inc.
3.50% 09/01/30 3,000 2,631
5.63% 09/01/28 10,000 10,030
5.88% 02/01/29 2,000 2,009
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50% 04/30/28
5
2,000 1,990
Kevlar SpA
(Italy)
6.50% 09/01/29
2,5
6,000 5,145
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
5
22,000 16,309
Molina Healthcare, Inc.
3.88% 11/15/30
5
10,000 8,625
Option Care Health, Inc.
4.38% 10/31/29
5
7,000 6,186
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
5
8,000 6,620
Prestige Brands, Inc.
3.75% 04/01/31
5
6,000 4,975
Prime Healthcare Services, Inc.
7.25% 11/01/25
5
14,000 13,335
Tenet Healthcare Corp.
4.88% 01/01/26 13,000 12,679
193,753
Industrials — 4.30%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
2,5
14,000 11,878
Artera Services LLC
9.03% 12/04/25
5
5,000 4,382
Ball Corp.
3.13% 09/15/31 6,000 4,942

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
General Electric Co.,
Series D
8.88%
3,4
$ 7,000 $ 7,022
Graham Packaging Co., Inc.
7.13% 08/15/28
5
8,000 6,841
II-VI, Inc.
5.00% 12/15/29
5
3,000 2,713
OT Merger Corp.
7.88% 10/15/29
5
18,000 11,049
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group
Issuer, Inc.
4.38% 10/15/28
5
11,000 9,625
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
2,5
3,000 2,726
TransDigm, Inc.
4.63% 01/15/29 6,000 5,345
6.25% 03/15/26
5
5,000 5,000
6.75% 08/15/28
5
11,000 11,076
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
2,5
3,000 2,884
85,483
Information Technology — 3.07%
Alteryx, Inc.
8.75% 03/15/28
5
5,000 4,924
MSCI, Inc.
3.63% 11/01/31
5
29,000 24,786
NCR Corp.
5.25% 10/01/30
5
30,000 26,126
Open Text Corp.
(Canada)
6.90% 12/01/27
2,5
5,000 5,087
60,923
Insurance — 0.63%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
5
11,000 9,515
7.00% 11/15/25
5
3,000 2,903
12,418
Materials — 3.42%
ASP Unifrax Holdings, Inc.
7.50% 09/30/29
5
11,000 6,906
ATI, Inc.
5.13% 10/01/31 5,000 4,463
Axalta Coating Systems, LLC
3.38% 02/15/29
5
8,000 6,823
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
2,5
13,000 10,048
International Flavors & Fragrances, Inc.
2.30% 11/01/30
5
9,000 7,139
SCIH Salt Holdings, Inc.
4.88% 05/01/28
5
4,000 3,540
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
2,5
$ 16,000 $ 12,729
Valvoline, Inc.
3.63% 06/15/31
5
20,000 16,278
67,926
Office REITs — 0.24%
Hudson Pacific Properties LP
3.25% 01/15/30 2,000 1,270
4.65% 04/01/29 5,000 3,533
4,803
Retail — 3.22%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
5
16,000 13,640
FirstCash, Inc.
5.63% 01/01/30
5
3,000 2,713
Michaels Cos., Inc. (The)
7.88% 05/01/29
5
10,000 6,750
Papa John's International, Inc.
3.88% 09/15/29
5
12,000 10,164
Yum! Brands, Inc.
3.88% 11/01/23 31,000 30,768
64,035
Services — 2.96%
Adtalem Global Education, Inc.
5.50% 03/01/28
5
8,000 7,274
Global Payments, Inc.
5.30% 08/15/29 3,000 2,933
HealthEquity, Inc.
4.50% 10/01/29
5
5,000 4,429
Hertz Corp. (The)
5.00% 12/01/29
5
10,000 8,200
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
5
4,000 3,535
Upbound Group, Inc.
6.38% 02/15/29
5
3,000 2,670
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
5
10,000 9,391
Waste Pro USA, Inc.
5.50% 02/15/26
5
22,000 20,433
58,865
Total Corporates
(Cost $1,304,181) 1,227,788
MORTGAGE-BACKED — 8.79%**
Non-Agency Commercial Mortgage-Backed — 1.47%
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.38% 10/15/45
3
70,201 160
Commercial Mortgage Trust,
Series 2013-CR11, Class XA (IO)
0.94% 08/10/50
3
113,673 2

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2013-GC14, Class XA (IO)
0.40% 08/10/46
3
$ 262,826 $ 352
Impact Funding Affordable Multifamily Housing Mortgage
Loan Trust,
Series 2010-1, Class A1
5.31% 01/25/51
5
4,855 4,702
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class XA (IO)
0.83% 01/15/47
3
598,132 474
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.95% 11/15/47
3
150,848 1,188
Queens Center Mortgage Trust,
Series 2013-QCA, Class B
3.38% 01/11/37
5
25,000 21,873
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.56% 06/15/46
3
50,772 109
WF-RBS Commercial Mortgage Trust,
Series 2013-C17, Class XA (IO)
1.15% 12/15/46
3
490,723 440
29,300
Non-Agency Mortgage-Backed — 7.22%
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
4.68% 02/25/47
1
25,143 10,127
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 08/25/23)
5.00% 07/25/62
5
30,051 27,540
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.06% 11/25/37
3
8,491 6,947
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
4.44% 06/25/36
3
21,247 15,720
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
4.56% 11/21/34
3
34,027 32,273
MASTR Alternative Loan Trust,
Series 2006-2, Class 2A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 7.10% Cap)
1.95% 03/25/36
1,8,9
218,248 14,396
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.19%)
5.34% 04/25/37
1
46,728 17,707
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
5.79% 07/25/45
1
19,997 18,791
143,501
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed — 0.10%
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.27% 04/16/53
3
$ 244,896 $ 584
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.01% 02/16/46
3
115,282 1,378
1,962
Total Mortgage-Backed
(Cost $267,799) 174,763
Total Bonds — 79.12%
(Cost $1,755,099)
1,572,686
Issues Shares Value
COMMON STOCK — 10.56%
Communication Services — 2.24%
Altice USA, Inc., Class A
7
1,736 5,243
AT&T, Inc. 372 5,933
Nexstar Media Group, Inc., Class A 59 9,826
T-Mobile U.S., Inc.
7
138 19,168
Warner Bros. Discovery, Inc.
7
340 4,264
44,434
Consumer Discretionary — 1.54%
Newell Brands, Inc. 416 3,619
Qurate Retail, Inc.
7
3,324 3,290
Spectrum Brands Holdings, Inc. 84 6,556
Upbound Group, Inc. 553 17,215
30,680
Diversified REITs — 0.83%
Gaming and Leisure Properties, Inc. 340 16,477
Financials — 1.64%
FirstCash Holdings, Inc. 240 22,399
Wells Fargo & Co. 237 10,115
32,514
Gaming — 0.43%
Penn Entertainment, Inc.
7
354 8,507
Health Care — 1.27%
Bausch + Lomb Corp.
2,7
(Canada) 365 7,326
Bausch Health Cos., Inc.
2,7
(Canada) 940 7,520
Centene Corp.
7
154 10,387
25,233
Industrials — 0.45%
TransDigm Group, Inc. 10 8,942
Information Technology — 0.75%
CommScope Holding Co., Inc.
7
818 4,605
NCR Corp.
7
239 6,023

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues Shares Value
COMMON STOCK — 10.56% (continued)
Information Technology — 0.75% (continued)
SS&C Technologies Holdings, Inc. 72 $ 4,363
14,991
Office REITs — 0.10%
Hudson Pacific Properties, Inc. 492 2,076
Transportation — 1.06%
Hertz Global Holdings, Inc.
7
1,149 21,130
Utilities — 0.25%
FirstEnergy Corp. 127 4,938
Total Common Stock
(Cost $318,793) 209,922
MASTER LIMITED PARTNERSHIPS — 2.41%
Energy — 2.41%
Enterprise Products Partners LP 664 17,497
NGL Energy Partners LP
7
2,525 9,822
Sunoco LP 164 7,144
USA Compression Partners LP 676 13,344
47,807
Total Master Limited Partnerships
(Cost $28,731) 47,807
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 6.40%
Money Market Funds — 6.40%
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
10
126,271 126,271
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
10
1,000 $ 1,000
Total Short-Term Investments
(Cost $127,271) 127,271
Total Investments - 98.49%
(Cost $2,229,894) 1,957,686
Cash and Other Assets, Less Liabilities - 1.51% 30,013
Net Assets - 100.00% $ 1,987,699
1
Floating rate security. The rate disclosed was in effect at June 30, 2023.
2
Foreign denominated security issued by foreign domiciled entity.
3
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
4
Perpetual security with no stated maturity date.
5
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
6
Security is currently in default with regard to scheduled interest or principal payments.
7
Non-income producing security.
8
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
9
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $14,396, which is 0.72% of total net assets.
10
Represents the current yield as of June 30, 2023.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 3 09/29/23 $ 610,031 $ (9,018) $ (9,018)
U.S. Treasury Five-Year Note 2 09/29/23 214,188 (4,228) (4,228)
824,219 (13,246) (13,246)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 1 09/20/23 (118,438) 1,118 1,118
TOTAL FUTURES CONTRACTS $ 705,781 $ (12,128) $ (12,128)

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
OPPORTUNISTIC HIGH INCOME CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 127,271 $ — $ — $ 127,271
Long-Term Investments:
Bank Loans — 170,135 — 170,135
Common Stock 209,922 — — 209,922
Corporates — 1,227,788 — 1,227,788
Master Limited Partnerships 47,807 — — 47,807
Mortgage-Backed Securities — 160,367 14,396 174,763
Other Financial Instruments
*
Assets:
Interest rate contracts 1,118 — — 1,118
Liabilities:
Interest rate contracts (13,246) — — (13,246)
Total $ 372,872 $ 1,558,290 $ 14,396 $ 1,945,558
*Other financial instruments include futures. Interest rate contracts include futures.

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
OPPORTUNISTIC HIGH INCOME
CREDIT FUND
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 16,821 $ 16,821
Accrued discounts/premiums (1,201) (1,201)
Realized gain (loss) — —
Change in unrealized (depreciation)* (1,224) (1,224)
Purchases — —
Sales — —
Transfers into Level 3** — —
Transfers out of Level 3** — —
Balance as of
June 30, 2023
$ 14,396 $ 14,396
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $(1,224) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
OPPORTUNISTIC HIGH
INCOME CREDIT FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Mortgage-Backed
Securities-Non-Agency $14,396 Third-Party Vendor Vendor Prices $6.60 $6.60 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.